Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2x Bitcoin ETF
Prospectus [Line Items]
Annual Return [Percent]	(38.71%)	165.27%
2x Ether ETF
Prospectus [Line Items]
Annual Return [Percent]	(64.33%)
Volatility Premium Plus ETF
Prospectus [Line Items]
Annual Return [Percent]	(10.48%)	8.62%